Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt
Debt

As of September 30, 2018 and December 31, 2017, the Company's debt and related deferred financing costs consisted of the following:

	September 30, 2018	December 31, 2017	Contractual Interest Rate (1)	Payment Type	Loan Maturity	Effective Interest Rate (2)
BofA/KeyBank Loan	$250,000	$—	4.32%	Interest Only	May 2028	4.36%
AIG Loan	126,970	126,970	4.15%	Interest Only (3)	November 2025	4.22%
Total Mortgage Debt	376,970	126,970
Term Loan	113,000	—	LIBOR + 1.25% (4)	Interest Only	June 2023	3.58%
Revolving Credit Facility	85	357,758	LIBOR + 1.30%(4)(5)	Interest Only	June 2023 (6)	3.65%
Total Debt	490,055	484,728
Unamortized deferred financing costs	(8,482)	(2,880)
Total Debt, net	$481,573	$481,848

(1)
Including the effect of one interest rate swap agreement with a total notional amount of $100.0 million, the weighted average interest rate as of September 30, 2018 was approximately 3.81% for the Company's fixed-rate and variable-rate debt combined.

(2)	Includes the effect of amortization of deferred financing costs.

(3)	The AIG Loan (as defined below) requires monthly payments of interest only, at a fixed rate, for the first five years and fixed monthly payments of principal and interest thereafter.

(4)	The LIBOR as of September 30, 2018 was 2.11%.

(5)
As discussed below, the Company entered into an amended and restated credit agreement in June 2018. The contractual interest rate on the original revolving credit facility was LIBOR + 1.50% as of March 31, 2018.

(6)
The Revolving Credit Facility (as defined below) has an initial term of four years, maturing on June 28, 2022, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

(7)
Amended and Restated Credit Agreement

On June 28, 2018, the Company, through the Operating Partnership, entered into an amended and restated credit agreement (the "Amended and Restated Credit Agreement") related to a revolving credit facility and a term loan (collectively, the "Unsecured Credit Facility") with a syndicate of lenders, under which KeyBank, National Association ("KeyBank") serves as administrative agent, and various notes related thereto. In addition, the Company entered into a guaranty agreement.

Pursuant to the Amended and Restated Credit Agreement, the Company was provided with a revolving credit facility (the "Revolving Credit Facility") in an initial commitment amount of up to $550 million and a term loan (the "Term Loan") in an initial commitment amount of up to $200 million, which commitments may be increased under certain circumstances up to a maximum total commitment of $1.25 billion. Any increase in the total commitment will be allocated to the Revolving Credit Facility and/or the Term Loan in such amounts as the Operating Partnership and KeyBank may determine. The Revolving Credit Facility may be prepaid and terminated, in whole or in part, at any time without fees or penalty.

The Revolving Credit Facility has an initial term of four years, maturing on June 28, 2022. The Revolving Credit Facility may be extended for a one-year period if certain conditions are met and the Operating Partnership pays an extension fee. Payments under the Revolving Credit Facility are interest only and are due on the first day of each quarter. Amounts borrowed under the Revolving Credit Facility may be repaid and reborrowed, subject to the terms of the Amended and Restated Credit Agreement.

The Term Loan has an initial term of five years, maturing on June 28, 2023. Payments under the Term Loan are interest only and are due on the first day of each quarter. Amounts borrowed under the Term Loan may not be repaid and reborrowed.

The Unsecured Credit Facility has an interest rate calculated based on LIBOR plus the applicable LIBOR margin, as provided in the Amended and Restated Credit Agreement, or the Base Rate plus the applicable base rate margin, as provided in the agreement. The applicable LIBOR margin and base rate margin are dependent on the consolidated leverage ratio of the Operating Partnership, the Company, and the Company's subsidiaries, as disclosed in the periodic compliance certificate provided to the administrative agent each quarter. If the Operating Partnership obtains an investment grade rating of its senior unsecured long term debt from Standard & Poor's Rating Services or Moody's Investors Service, Inc., the applicable LIBOR margin and base rate margin will be dependent on such rating.

The Amended and Restated Credit Agreement relating to the Revolving Credit Facility provides that the Operating Partnership must maintain a pool of real properties (each a "Pool Property" and collectively the "Pool Properties") that meet certain requirements contained in the Amended and Restated Credit Agreement. The agreement sets forth certain covenants relating to the Pool Properties, including, without limitation, the following:
• there must be no less than 15 Pool Properties;
• no greater than 15% of the aggregate pool value may be contributed by a single Pool Property or tenant;
• no greater than 15% of the aggregate pool value may be contributed by Pool Properties subject to ground leases;
• no greater than 20% of the aggregate pool value may be contributed by Pool Properties which are under development;
• the minimum aggregate leasing percentage of all Pool Properties must be no less than 90%; and
• other limitations as determined by KeyBank upon further due diligence of the Pool Properties.

Borrowing availability under the Amended and Restated Credit Agreement is limited to the lesser of (i) an asset pool leverage ratio of no greater than 60%, or (ii) an asset pool debt service coverage ratio of no less than 1.35:1.00.

As of September 30, 2018, the remaining capacity pursuant to the Unsecured Credit Facility was $214.7 million.
Bank of America and KeyBank Loan

On April 27, 2018, the Company, through four SPEs that own the respective four properties noted below and are owned by the Company's Operating Partnership, entered into a loan agreement (the "Loan Agreement”) with Bank of America, N.A. and KeyBank (together with their successors and assigns, collectively, the "Lender") in which the Company borrowed $250.0 million (the "BofA/KeyBank Loan").

The Company utilized approximately $249.8 million of the proceeds provided by the BofA/KeyBank Loan to pay down a portion of the Company's Revolving Credit Facility. In connection with this pay down of the Company's Revolving Credit Facility, KeyBank released four of the special purpose entities owned by the Company's Operating Partnership from their obligations as guarantors under the Revolving Credit Facility. The BofA/KeyBank Loan is secured by cross-collateralized and cross-defaulted first mortgage liens on the properties with the following tenants: 3M Company, Amazon.com.dedc LLC, Southern Company Services, Inc. and IGT (each, a "Secured Property"). In connection with this transaction, the Company entered into a nonrecourse carve-out guaranty agreement.

In addition to their first mortgage lien, the Lender also has a security interest in all other property relating to the ownership, use, maintenance or operation of the improvements on each Secured Property and all rents, profits and revenues from each Secured Property.

The BofA/KeyBank Loan has a term of 10 years, maturing on May 1, 2028. The BofA/KeyBank Loan bears interest at an annual rate of 4.32%. Commencing on June 1, 2020, the BofA/KeyBank Loan may be prepaid but only if such prepayment is made in full (with certain exceptions), subject to certain conditions set forth in the Loan Agreement, including 30 days' prior notice to the Lender and payment of a prepayment premium in addition to all unpaid principal and accrued interest to the date of such prepayment. Commencing on November 1, 2027, the BofA/KeyBank Loan may be prepaid in whole or in part, subject to satisfaction of certain conditions, including 30 days' prior notice to the Lender, without payment of any prepayment premium.

AIG Loan

On October 22, 2015, six SPEs that are wholly-owned by the Operating Partnership entered into promissory notes with The Variable Annuity Life Insurance Company, American General Life Insurance Company, and the United States Life Insurance Company (collectively, the "Lenders"), pursuant to which the Lenders provided such SPEs with a loan in the aggregate amount of approximately $127.0 million (the "AIG Loan").

The AIG Loan has a term of 10 years, maturing on November 1, 2025. The AIG Loan bears interest at a rate of 4.15%. The AIG Loan requires monthly payments of interest only for the first five years and fixed monthly payments of principal and interest thereafter. The AIG Loan is secured by cross-collateralized and cross-defaulted first lien deeds of trust and second lien deeds of trust on certain properties. Commencing October 31, 2017, each of the individual promissory notes comprising the AIG Loan may be prepaid but only if such prepayment is made in full, subject to 30 days' prior notice to the holder and payment of a prepayment premium in addition to all unpaid principal and accrued interest to the date of such prepayment.

Debt Covenant Compliance

Pursuant to the terms of the Unsecured Credit Facility, BofA/KeyBank Loan and AIG Loan, the Company is subject to certain loan compliance covenants. The Company was in compliance with all applicable covenants as of September 30, 2018.

Debt
As of December 31, 2017 and 2016, the Company’s debt and related deferred financing costs consisted of the following:

	December 31, 2017	December 31, 2016	Contractual Interest Rate (1)	Payment Type	Loan Maturity	Effective Interest Rate (4)
Revolving Credit Facility	$357,758	$333,458	2.87%	Interest Only	December 2019 (2)	3.32%
AIG Loan	126,970	126,970	4.15%	Interest Only (3)	November 2025	4.22%
Total Debt	484,728	460,428
Unamortized deferred financing costs	(2,880)	(3,956)
Total Debt, net	$481,848	$456,472

(1)
The 2.87% contractual interest rate is based on a 360-day year, pursuant to the Revolving Credit Facility. The 2.92% weighted-average interest rate is based on a 365-day year. As discussed below, the interest rate on the Revolving Credit Facility (as defined below) is a one-month LIBO Rate + 1.50%. As of December 31, 2017, the LIBO Rate was 1.57%. Including the effect of interest rate swap agreements with a total notional amount of $200.0 million, the weighted average interest rate as of December 31, 2017 was approximately 3.13% for the Company’s fixed-rate and variable-rate debt combined.

(2)
The Revolving Credit Facility has an initial term of four years, maturing on December 12, 2018, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

(3)	The AIG Loan (as defined below) requires monthly payments of interest only, at a fixed rate, for the first five years and fixed monthly payments of principal and interest thereafter.

(4)	Reflects the effective interest rate at December 31, 2017 and includes the effect of amortization of deferred financing costs.
Revolving Credit Facility
On December 12, 2014, the Company, through the Operating Partnership, entered into a revolving credit agreement, as amended by the first amendment to the revolving credit agreement dated as of May 27, 2015, and as further amended by the increase agreements to the revolving credit agreement dated as of August 11, 2015 and November 22, 2016, and various notes related thereto, related to a loan with a syndicate of lenders, under which KeyBank, National Association (“KeyBank”) serves as administrative agent; Bank of America, N.A., SunTrust Bank, Capital One, National Association (“Capital One”), and Wells Fargo Bank, National Association, serve as co-syndication agents; and KeyBanc Capital Markets, Merrill Lynch, Pierce, Fenner and Smith Incorporated, SunTrust, Capital One, and Wells Fargo Securities, LLC serve as joint lead arrangers and joint bookrunners. In addition, the Company entered into guaranty agreements.
Pursuant to the credit agreement, the Company was provided with a revolving credit facility (as amended, the “Revolving Credit Facility”) in an initial commitment amount of $250.0 million, which commitment may be increased under certain circumstances up to a maximum total commitment of $1.25 billion. On August 11, 2015, the Company exercised its right under the credit agreement to increase the total commitments from $250.0 million to $410.0 million, and on November 22, 2016, the Company exercised its right under the credit agreement to increase the total commitments from $410.0 million to $550.0 million.
The Revolving Credit Facility has an initial term of four years, maturing on December 12, 2018. The Revolving Credit Facility may be extended for a one-year period if certain conditions are met and the Company pays an extension fee. Payments under the Revolving Credit Facility are interest only and are due on the first day of each quarter.
The Revolving Credit Facility has an interest rate calculated based on LIBOR plus the applicable LIBOR margin, as provided in the credit agreement, or the Base Rate plus the applicable base rate margin, as provided in the credit agreement. The applicable LIBOR margin and base rate margin are dependent on the consolidated leverage ratio of the Company’s Operating Partnership, the Company, and the Company’s subsidiaries, as disclosed in the periodic compliance certificate provided to the administrative agent each quarter.
The Revolving Credit Facility was initially secured by a pledge of 100% of the ownership interests in each SPE which owns a pool property. On November 1, 2016, all pledged membership interests were released from the lien of the pledge agreements and subsequently terminated. Adjustments to the applicable LIBOR margin and base rate margin upon the release of the security for the Revolving Credit Facility were effective as of January 1, 2017. The Revolving Credit Facility may be prepaid and terminated, in whole or in part, at any time without fees or penalty.
As of December 31, 2017, the Company was in compliance with all applicable covenants. As of December 31, 2017, the remaining capacity pursuant to the Revolving Credit Facility was $143.1 million.
AIG Loan
On October 22, 2015, six SPEs that are wholly-owned by the Operating Partnership entered into promissory notes with The Variable Annuity Life Insurance Company, American General Life Insurance Company, and the United States Life Insurance Company (collectively, the “Lenders”), pursuant to which the Lenders provided such SPEs with a loan in the aggregate amount of approximately $127.0 million (the “AIG Loan”).
The AIG Loan has a term of 10 years, maturing on November 1, 2025. The AIG Loan bears interest at a rate of 4.15%. The AIG Loan requires monthly payments of interest only for the first five years and fixed monthly payments of principal and interest thereafter. The AIG Loan is secured by cross-collateralized and cross-defaulted first lien deeds of trust and second lien deeds of trust on certain properties. Commencing October 31, 2017, each of the individual promissory notes comprising the AIG Loan may be prepaid but only if such prepayment is made in full, subject to 30 days’ prior notice to the holder and payment of a prepayment premium in addition to all unpaid principal and accrued interest to the date of such prepayment.
As of December 31, 2017, there was approximately $127.0 million outstanding pursuant to the AIG Loan.
Debt Covenant Compliance
Pursuant to the terms of the Revolving Credit Facility and AIG Loan, the Company is subject to certain loan compliance covenants. The Company was in compliance with all applicable covenants as of December 31, 2017.
The following summarizes the future principal repayments of all loans as of December 31, 2017 per the loan terms discussed above:

December 31, 2017
2018	$—
2019	357,758
2020	—
2021	2,178
2022	2,271
Thereafter	122,521
Total principal	484,728
Unamortized deferred loan costs	(2,880)
Total	$481,848

Griffin Capital Essential Asset REIT, Inc. [Member]
Debt Instrument [Line Items]
Debt
Debt
As of September 30, 2018 and December 31, 2017, the Company’s debt consisted of the following:

	September 30, 2018	December 31, 2017	Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
TW Telecom loan (3)	$—	$19,169	—	—	—%
HealthSpring loan	21,340	21,694	4.18%	April 2023	4.60%
Midland loan	102,753	104,197	3.94%	April 2023	4.12%
Emporia Partners loan	2,662	2,978	5.88%	September 2023	5.96%
Samsonite loan	22,309	22,961	6.08%	September 2023	5.16%
Highway 94 loan	16,714	17,352	3.75%	August 2024	4.65%
Bank of America loan	375,000	375,000	3.77%	October 2027	3.91%
AIG loan	107,998	109,275	4.96%	February 2029	5.07%
Total Mortgage Debt	648,776	672,626
Term Loan	715,000	715,000	LIBOR+1.40% (4)	July 2020	3.89%
Revolver Loan	—	10,153	LIBOR +1.45% (4)	July 2020 (4)	3.77%
Total Debt	1,363,776	1,397,779
Unamortized Deferred Financing Costs and Discounts, net	(9,426)	(11,695)
Total Debt, net	$1,354,350	$1,386,084

(1)
Including the effect of one interest rate swap agreement with a total notional amount of $425.0 million, the weighted average interest rate as of September 30, 2018 was 3.70% for the Company’s fixed-rate and variable-rate debt combined and 3.75% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of September 30, 2018 and includes the effect of amortization of discounts/premiums and deferred financing costs.

(3)	In March 2018, the Company, through the Operating Partnership, paid off the remaining balance of the TW Telecom loan.

(4)
The LIBO rate as of September 30, 2018 was 2.11%.The Revolver Loan has an initial term of four years, maturing on July 20, 2019, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

Unsecured Credit Facility
On July 20, 2015, the Company, through the Operating Partnership, entered into an amended and restated credit agreement, as amended by that certain first amendment to amended and restated credit agreement dated as of February 12, 2016 (as amended, the "Unsecured Credit Agreement") with a syndicate of lenders, co-led by KeyBank National Association ("KeyBank"), Bank of America, N.A. ("Bank of America"), Fifth Third Bank ("Fifth Third"), and BMO Harris Bank, N.A. ("BMO Harris"), under which KeyBank serves as administrative agent and Bank of America, Fifth Third, and BMO Harris serve as co-syndication agents, and KeyBanc Capital Markets, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), Fifth Third, and BMO Capital Markets serve as joint bookrunners and joint lead arrangers. Pursuant to the Unsecured Credit Agreement, the Company was provided with a $1.14 billion senior unsecured credit facility (the "Unsecured Credit Facility"), consisting of a $500.0 million senior unsecured revolver (the "Revolver Loan") and a $640.0 million senior unsecured term loan (the "Term Loan"). The Unsecured Credit Facility may be increased up to $860.0 million, in minimum increments of $50.0 million, for a maximum of $2.0 billion by increasing either the Revolver Loan, the Term Loan, or both. The Revolver Loan has an initial term of four years, maturing on July 20, 2019, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. The Term Loan has a term of five years, maturing on July 20, 2020. On March 29, 2016, the Company exercised its right to increase the total commitments, pursuant to the Unsecured Credit Agreement. As a result, the total commitments on the Term Loan increased from $640.0 million to $715.0 million.
Bank of America Loan
On September 29, 2017, the Company, through ten SPEs wholly owned by the Operating Partnership, entered into a loan agreement with Bank of America, N.A. (together with its successors and assigns, the "Lender") in which the Company borrowed $375.0 million (the “Bank of America Loan”). The Bank of America Loan is secured by cross-collateralized and cross-defaulted first mortgage liens on ten properties. The Bank of America Loan has a term of 10 years, maturing on October 1, 2027. The Bank of America Loan bears interest at a rate of 3.77% and requires monthly payments of interest only.
Debt Covenant Compliance
Pursuant to the terms of the Company's mortgage loans, Unsecured Credit Facility, and Bank of America Loan the Operating Partnership, in consolidation with the Company, is subject to certain loan compliance covenants. The Company was in compliance with all of its debt covenants as of September 30, 2018.

Debt

As of December 31, 2017 and December 31, 2016, the Company’s debt consisted of the following:

	December 31, 2017	December 31, 2016	Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
Plainfield loan	$—	$18,932	—	—	—
Emporia Partners loan	2,978	3,377	5.88%	September 2023	5.96%
Ace Hardware loan	—	22,922	—	—	—
Highway 94 loan	17,352	18,175	3.75%	August 2024	4.63%
Samsonite loan	22,961	23,786	6.08%	September 2023	5.22%
HealthSpring loan	21,694	22,149	4.18%	April 2023	4.59%
Midland loan	104,197	105,600	3.94%	April 2023	4.08%
AIG loan	109,275	110,640	4.96%	February 2029	5.07%
TW Telecom loan	19,169	20,353	LIBO Rate +2.45% (3)	August 2019	4.04%
Bank of America loan	375,000	—	3.77%	August 2027	3.90%
Total Mortgage Debt	672,626	345,934
Term Loan	715,000	715,000	LIBO Rate +1.40% (3)	July 2020	3.19%
Revolver Loan	10,153	397,409	LIBO Rate +1.45% (3)	July 2020 (4)	3.79%
Total Debt	1,397,779	1,458,343
Unamortized Deferred Financing Costs and Discounts, net	(11,695)	(10,808)
Total Debt, net	$1,386,084	$1,447,535

(1)
Including the effect of interest rate swap agreements with a total notional amount of $725.0 million, the weighted average interest rate as of December 31, 2017 was 3.53% for the Company’s fixed-rate and variable-rate debt combined and 3.54% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of December 31, 2017 and includes the effect of amortization of discounts/premiums and deferred financing costs.

(3)	The LIBO Rate as of December 31, 2017 was 1.56%.

(4)
The Revolver Loan has an initial term of four years, maturing on July 20, 2019, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

Unsecured Credit Facility
On July 20, 2015, the Company, through the Operating Partnership, entered into a credit agreement (the “Unsecured Credit Agreement “) with a syndicate of lenders, co-led by KeyBank National Association (“KeyBank”), Bank of America, N.A. (“Bank of America”), Fifth Third Bank (“Fifth Third”), and BMO Harris Bank, N.A. (“BMO Harris”), under which KeyBank serves as administrative agent and Bank of America, Fifth Third, and BMO Harris serve as co-syndication agents, and KeyBanc Capital Markets, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), Fifth Third, and BMO Capital Markets serve as joint bookrunners and joint lead arrangers. Pursuant to the Unsecured Credit Agreement, the Company was provided with a $1.14 billion senior unsecured credit facility (the “Unsecured Credit Facility”), consisting of a $500.0 million senior unsecured revolver (the “Revolver Loan”) and a $640.0 million senior unsecured term loan (the “Term Loan”). The Unsecured Credit Facility may be increased up to $860.0 million, in minimum increments of $50.0 million, for a maximum of $2.0 billion by increasing either the Revolver Loan, the Term Loan, or both. The Revolver Loan has an initial term of four years, maturing on July 20, 2019, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. The Term Loan has a term of five years, maturing on July 20, 2020.
On March 29, 2016, the Company exercised its right to increase the total commitments, pursuant to the Unsecured Credit Agreement. As a result, the total commitments on the Term Loan increased from $640.0 million to $715.0 million.
In March 2017, the Company, through the Operating Partnership, drew an additional $23.0 million to pay off the remaining balance of the Ace Hardware loan.
In September 2017, the Company, through the Operating Partnership, drew an additional $21.0 million to pay down the remaining $18.7 million Plainfield loan balance and the remaining proceeds were used to fund operations.
For the year ended December 31, 2017, the Company paid down approximately $344.1 million of the Unsecured Credit Facility, as a result of the Bank of America financing, as further described below.
Bank of America Loan
On September 29, 2017, the Company, through ten SPEs wholly owned by the Operating Partnership, entered into a loan agreement with Bank of America, N.A. (together with its successors and assigns, the “Lender”) in which the Company borrowed $375.0 million (the “Bank of America Loan”).
The Company utilized approximately $344.1 million of the funds provided by the Bank of America Loan to pay down a portion of the Company’s Unsecured Credit Facility. In connection with this pay down of the Unsecured Credit Facility, KeyBank released eight SPEs owned by the Operating Partnership from their obligations as guarantors under the Unsecured Credit Facility. The Bank of America Loan is secured by cross-collateralized and cross-defaulted first mortgage liens on the properties (or in the case of one property, on the SPE’s leasehold interest in the property) with the following tenants: ACE Hardware Corporation; Christus Health; Comcast of Washington; Connecticut General; General Electric Company; NEC Corporation of America; Restoration Hardware, Inc.; State Farm Mutual Automobile Insurance Co.; T-Mobile West LLC; and WellsFargo Bank, National Association (each, a “Secured Property”). In addition, the Company entered into a nonrecourse carve-out guaranty agreement.
In addition to their first mortgage lien, the Lender also has a security interest in all other property relating to the ownership, use, maintenance or operation of the improvements on each Secured Property and all rents, profits and revenues from each Secured Property.
The Bank of America Loan has a term of 10 years, maturing on October 1, 2027. The Bank of America Loan bears interest at a rate of 3.77% and requires monthly payments of interest only. Commencing September 1, 2019, the Bank of America Loan may be prepaid but only if such prepayment is made in full (with certain exceptions), subject to certain conditions set forth in the loan agreement, including 30 days’ prior notice to the Lender and payment of a prepayment premium in addition to all unpaid principal and accrued interest to the date of such prepayment. Commencing on April 1, 2027, the Bank of America Loan may be prepaid in whole or in part, subject to satisfaction of certain conditions, including 30 days’ prior notice to the Lender, without payment of any prepayment premium.
The Company paid processing fees, as well as certain other closing costs, including legal fees, of approximately $3.0 million in connection with the Bank of America Loan.
Debt Covenant Compliance
Pursuant to the terms of the Company’s mortgage loans, Unsecured Credit Facility and Bank of America Loan, the Operating Partnership, in consolidation with the Company, is subject to certain loan compliance covenants. The Company was in compliance with all of its debt covenants as of December 31, 2017.
The following summarizes the future principal repayments of all loans as of December 31, 2017 per the loan terms discussed above:

December 31, 2017
2018	$7,132
2019	24,879
2020	732,034
2021	7,211
2022	7,556
Thereafter	618,967
Total principal	1,397,779
Unamortized debt premium/(discount)	(281)
Unamortized deferred loan costs	(11,414)
Total	$1,386,084